FINANCIAL INSTRUMENTS - Schedule of Changes in Fair Value of Financial Instruments (Details) - Level 3 of fair value hierarchy [member] - Investments - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Changes in fair value measurement, assets [abstract]
Balance at beginning of period		$ 0
Additions		250
Interest income	$ 18	21
Change in fair value of investments measured at fair value through profit or loss		$ (29)